Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	SOUND FINANCIAL BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35633
Entity Tax Identification Number	45-5188530
Entity Address, Address Line One	2400 3rd Avenue,
Entity Address, Address Line Two	Suite 150,
Entity Address, City or Town	Seattle,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	448-0884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SFBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001541119
Amendment Flag	false